Finance Lease Liabilities	6 Months Ended
Sep. 30, 2024
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

Note 17 — FINANCE LEASE LIABILITIES

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determine if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property, plant and equipment and current and non-current finance lease liabilities on the consolidated balance sheets.

Future finance lease payments as of September 30, 2024, are detailed as follows:

Finance leases	S$	US$
2025	235,230	183,329
2026	204,417	159,315
2027	180,129	140,386
2028	150,336	117,166
2029	92,021	71,718
Thereafter	106,394	82,919
Total future lease payment	968,527	754,833
Less: Imputed interest	(114,834)	(89,497)
Present value of finance lease liabilities	853,693	665,336
Less: Current portion	(195,777)	(152,581)
Long-term portion of finance lease liabilities	657,916	512,755

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

2024
Weighted average remaining lease term (Years)
Finance leases	3

Weighted average discount rate (%)
Finance leases	5%

The components of the finance lease cost are as follows:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	116,326	152,785	119,075
Interest on finance lease (Included in interest expense)	16,782	19,015	14,820
	133,108	171,800	133,895